N-4	Jun. 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Jun. 01, 2026
Amendment Flag	false
Nationwide Destination Architect 2.0
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Effective May 1, 2026, in Appendix A: Investment Options Available Under the Contract or Appendix A: Underlying Mutual Funds Available Under the Policy, the value in the Current Expenses cell for the following underlying mutual fund(s) is deleted and replaced as follows:
Underlying Mutual Fund	Current Expenses
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	1.17%

Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Underlying Mutual Fund	Current Expenses
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	1.17%

Nationwide Destination Architect 2.0 | AllianceBernstein Variable Products Series Fund Inc. - AB VPS International Value Portfolio Class B
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Current Expenses [Percent]	1.17%